Financial Instruments and Risk Management - Schedule of Financial Instruments and Fair Value Measurement (Details) - Financial Assets at Fair Value [Member] - EUR (€)	Jun. 30, 2025	Dec. 31, 2024
Financial assets at fair value
Cash	€ 1,364,060	€ 2,384,625
Financial assets at amortized cost
Accounts receivable and other receivables	991,338	2,926,132
Amount due from related parties	511,807	246,220
Financial liabilities at amortized cost
Accounts payable and accrued liabilities	2,177,632	2,910,818
Amount due to related parties	997,917	1,792,045
Lease liabilities	36,622	36,325
Bank loans	4,555,627	4,369,949
Debt bond	€ 2,406,844	€ 865,882